Business Combinations - Additional Information (Details) $ in Thousands					12 Months Ended
	Nov. 02, 2020 USD ($) AgentStation	Mar. 02, 2020 USD ($)	Apr. 29, 2019 USD ($)	Feb. 22, 2019 USD ($)	Dec. 31, 2020 USD ($) Business	Dec. 31, 2019 USD ($) Business
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business					13	8
Purchase price					$ 331,602	$ 166,941
Bargain purchase gain					4,008	8,014	[1]
Revenue of acquiree since acquisition date					213,200
Net income of acquiree since acquisition date					4,600
Revenue of acquiree since acquisition date					807,200
Net income of acquiree since acquisition date					31,900
Transaction costs					800	100
Trade receivables					127,400
Trade receivables expected to be uncollectible					4,500
Goodwill and intangible assets deducted for tax purpose					21,200	$ 19,200
DLS
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Nov. 02, 2020
Number of agent stations | AgentStation	140
Purchase price	$ 225,000				225,007
Revenue of acquiree since acquisition date					98,300
Net income of acquiree since acquisition date					$ 1,500
R.R. Donnelley & Sons Courier Service Business
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Mar. 02, 2020
Purchase price		$ 10,600
R.R. Donnelley & Sons Courier Service Business | Logistics
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain		$ 4,000
Schilli Corporation
Disclosure Of Business Combinations [Line Items]
Date of acquisition				Feb. 22, 2019
Purchase price				$ 58,200
Revenue of acquiree since acquisition date				53,200
Net income of acquiree since acquisition date				$ 2,300
BeavEx Incorporated Inc.
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Apr. 29, 2019
Purchase price			$ 7,200
Bargain purchase gain			$ 8,000

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)